CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 1,406,519	$ 6,828,308
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	7,906,529	0
Change in fair value of convertible bonds	0	156,199
Depreciation of property, plant and equipment	6,452,324	4,816,403
Amortization of land use rights	79,353	41,600
Gain on disposal of a subsidiary	(1,178,093)	0
Gain on disposals of property, plant and equipment	(14,002)	(113,953)
Deferred income taxes	848,541	822,200
Allowance for doubtful accounts	1,199,110	177,179
Changes in assets and liabilities, net of effects of acquisitions:
Trade and other receivables	(46,117,191)	(16,343,386)
Inventories	4,290,812	(191,049)
Trade and other payables	9,384,469	8,428,337
Advances from customers	454,930	(665,038)
Income tax payables	147,329	(91,200)
Net cash (used in) provided by operating activities	(15,139,370)	3,865,600
Cash flows from investing activities:
Acquisitions of - Land use rights	(5,695)	(478,184)
Acquisitions of - Property, plant and equipment	(4,154,726)	(23,957,404)
Disposals of property and equipment	8,829,460	359,012
Proceeds from disposal of a subsidiary	10,518,189	0
Net cash provided by (used in) investing activities	15,187,228	(24,076,576)
Cash flows from financing activities:
Cash received from capital contribution	5,210,000	0
Proceeds from bank borrowings	52,751,379	129,232,006
Repayment of bank borrowings	(60,142,218)	(108,797,261)
Due to a shareholder	(2,844,070)	2,857,432
Change in restricted cash	(3,680,317)	2,011,673
Net cash (used in) provided by financing activities	(8,705,226)	25,303,850
Effect of exchange rate changes on cash	(170,970)	6,941
(Decrease) increase in cash and cash equivalents	(8,828,338)	5,099,815
Cash and cash equivalents at beginning of year	9,045,950	3,946,135
Cash and cash equivalents at end of year	217,612	9,045,950
Supplemental disclosures of cash flow information:
Interest paid	5,433,346	2,240,872
Tax paid	2,693,055	5,109,044
Major non cash transactions:
Warrant exercise	$ 182	$ 0